Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual results could differ from those estimates. Estimates are used when accounting for stock - based compensation   and financing transactions, uncollectible accounts receivable, asset impairment and amortization, and taxes, among others.

The methods, estimates and judgments we use in applying these most critical accounting policies have a significant impact on the results of our financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual results could differ from those estimates. Estimates are used when accounting for stock - based transactions, debt transactions, allowance for accounts receivable, asset depreciation and amortization, and taxes, among others.

The methods, estimates and judgments we use in applying these most critical accounting policies have a significant impact on the results of our financial statements.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share - based Payments

All share - based payments to employees, including grants of employee stock options, are recognized in the financial statements based on their fair values.

For stock issued to consultants and other non - employees for services, we record the expense based on the fair market value of the securities as of the date of the stock issuance. The issuance of fully vested stock warrants or options to non - employees are valued at the time of issuance utilizing the Black Scholes calculation and the amount is charged to expense. The issuance of stock warrants or options to non - employees that vest over time are revalued each reporting period until vested to determine the amount to be recorded as an expense in the respective period. As the warrants or options vest, they are valued on each vesting date and an adjustment is recorded for the difference between the value already recorded and the then current value on the date of vesting.

Share - based Payments

All share - based payments to employees, including grants of employee stock options, are recognized in the consolidated financial statements based on their fair values.

For stock issued to consultants and other non - employees for services, we record the expense based on the fair market value of the securities as of the date of the stock issuance. The issuance of stock warrants or options to non - employees are valued at the time of issuance utilizing the Black Scholes calculation and the amount is charged to expense.

During the years ended
December
31,
2014
and
2015,
we recorded an aggregate
$871,788
and
$1,831,313
in selling general and administrative expense related to options issued as part of our
2007
Equity Incentive Plan and outside of our
2007
Equity Incentive Plan (see Note
8).

During the years ended
December
31,
2014
and
2015,
we issued an aggregate
664,411
and
738,837
shares of our common stock to our officers in lieu of accrued and unpaid compensation and unreimbursed expenses totaling
$294,798
and
$309,975,
respectively.

During the years ended
December
31,
2014
and
2015,
we issued an aggregate
590,476
and
631,643
shares of our common stock to
third
party vendors in lieu of accrued and unpaid obligations totaling
$380,231
and
$360,364,
respectively.

During
December
2015,
we issued an aggregated
258,236
shares of our common stock to
2015
Unit Offering holders in lieu of
$64,559
note payable principal balance.

On
March
28,
2014,
we issued an aggregate
1,360,000
shares of our common stock to note payable holders in lieu of
$584,800
note payable principal balance and related accrued interest. (See Note
5).

Non Cash Transactions [Policy Text Block]
Non - Cash Transactions

We have established a policy relative to the methodology to determine the value assigned to each intangible we acquire, and/or services or products received for non - cash consideration of our common stock. The value is based on the market price of our common stock issued as consideration, at the date of the agreement of each transaction or when the service is rendered or product is received.

Non - Cash Transactions

We have established a policy relative to the methodology to determine the value assigned to each intangible we acquire, and/or services or products received for non - cash consideration of our common stock. The value is based on the market price of our common stock issued as consideration, at the date of the agreement of each transaction or when the service is rendered or product is received.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

The Company has designated the functional currency of Biolargo Water, Inc., our Canadian subsidiary, to be the Canadian dollar. Therefore, translation gains and losses resulting from differences in exchange rates are recorded in accumulated other comprehensive loss.

Foreign currency

The Company has designated the functional currency of Biolargo Water, Inc., our Canadian subsidiary, to be the Canadian dollar. Therefore, transaction gains and losses resulting from differences in exchange rates are recorded in accumulated other comprehensive income.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenues are recognized as risk and title to products transfers to the customer (which generally occurs at the time shipment is made), the sales price is fixed or determinable, and collectability is reasonably assured. We also may
generate revenues from royalties and license fees from our intellectual property. Licensees typically pay a license fee in one
or more installments and ongoing royalties based on their sales of products incorporating or using our licensed intellectual property. License fees are recognized over the estimated period of future benefit to the average licensee.

Revenue Recognition

Revenues are recognized as risk and title to products transfers to the customer (which generally occurs at the time shipment is made), the sales price is fixed or determinable, and collectability is reasonably assured. We also may
generate revenues from royalties and license fees from our intellectual property. Licensees typically pay a license fee in one
or more installments and ongoing royalties based on their sales of products incorporating or using our licensed intellectual property. License fees are recognized over the estimated period of future benefit to the average licensee.

Government Grants [Policy Text Block]
Government Grants

We have been awarded grants from the Canadian National Research Institute – Industrial Research Assistance Program (NRC - IRAP) and the National Science and Engineering Research Council of Canada (NSERC). The government grants received are considered other income and are included in our consolidated statements of operations. We received our first
grant in
2015
and have been awarded
30
  grants   totaling approximately
$1,100,000.
Some of the funds from these grants are given directly to
third
parties (such as the University of Alberta) to support research on our technology. The grants have terms generally ranging between six
and
eighteen
months and support a majority, but not all of the related research budget costs. This cooperative research allows us to utilize (i) a depth of resources and talent to accomplish highly skilled work, (ii) financial aid to support research and development costs, (iii) independent and credible validation of our technical claims.

The grants provide for (i) recurring monthly amounts and (ii) reimbursement of costs for research talent for which we invoice to request payment and (iii) ancillary cost reimbursement for research talent travel related costs. All awarded grants have specific requirements on how the money is spent, typically to employ researchers. None of the funds may
be used for general administrative expenses or overhead in the United States. These grants have substantially increased our level of research and development activities in Canada. We continue to apply for Canadian government and agency grants to fund research and development activities. Not all of our grant applications have been awarded, and no assurance can be made that any pending grant application, or any future grant applications, will be awarded.

Government Grants

We have been awarded grants from the Canadian National Research Institute – Industrial Research Assistance Program (NRC - IRAP) and the National Science and Engineering Research Council of Canada (NSERC). The government grants received are considered other income and are included in our consolidated statements of operations. We received our first
grant in
2015
and have been awarded
eleven
grants in the aggregate amount of approximately
$778,000.
Some of the funds from these grants are given directly to
third
parties (such as the University of Alberta) to support research on our technology. The grants have terms generally ranging between six
and
eighteen
months and support much of the research budget, but not all of the related costs. This cooperative research allows us to utilize (i) a depth of resources and talent to accomplish highly skilled work, (ii) financial aid to support research and development costs, (iii) independent and credible validation of our technical claims.

The grants provide for (i) recurring monthly amounts and (ii) reimbursement of costs for research talent for which we invoice to request payment and (iii) ancillary cost reimbursement for research talent travel related costs. All awarded grants have specific requirements on how the money is spent, typically to employ researchers. None of the funds may
be used for general administrative expenses or overhead in the United States. These grants have substantially increased our level of research and development activities in Canada and the development of our AOS filter. We continue to apply for Canadian government and agency grants to fund research and development activities. Not all of our grant applications have been awarded, and no assurance can be made that any pending grant application, or any future grant applications, will be awarded.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) Per Share

We report basic and diluted earnings (loss)   per share (“EPS”) for common and common share equivalents. Basic EPS is computed by dividing reported earnings by the weighted average shares outstanding. Diluted EPS is computed by adding to the weighted average shares the dilutive effect if stock options and warrants were exercised into common stock. For the three
and
nine
- months ended
September
30,
2015
and
2016,
the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti - dilutive effect of the warrants and stock options on the Company’s net loss.

Earnings (Loss) Per Share

We report basic and diluted earnings (loss)   per share (“EPS”) for common and common share equivalents. Basic EPS is computed by dividing reported earnings by the weighted average shares outstanding. Diluted EPS is computed by adding to the weighted average shares the dilutive effect if stock options and warrants were exercised into common stock. For the years ended
December
31,
2014
and
2015,
the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti - dilutive effect of the warrants and stock options on the Company’s net loss.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In
February
2016,
the FASB issued ASU
2016
-
02,

"Leases (Topic
842),"
  which will require lessees to recognize almost all leases on their balance sheet as a right - of - use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting, but without explicit bright lines. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition standard. This ASU is effective for fiscal years beginning after
December
15,
2018,
including interim periods within those fiscal years. We are currently evaluating the potential impact this standard will have on our consolidated financial statements and related disclosures.

In
March
2016,
the FASB issued ASU
2016
-
09,

Compensation—Stock Compensation (Topic
718):
Improvements to Employee Share - Based Payment Accounting
. The amendments in this update change existing guidance related to accounting for employee share - based payments affecting the income tax consequences of awards, classification of awards as equity or liabilities, and classification on the statement of cash flows. ASU
2016
-
09
is effective for annual reporting periods beginning after
December
15,
2016,
including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the potential impact of the adoption of this standard.

In
April
2016,
the FASB issued ASU
2016
-
10,
“Revenue from Contracts with Customers (Topic
606):
Identifying Performance Obligations and Licensing”. The update provides guidance on identifying performance obligations and licensing:

1.	Identifying Performance Obligations:
a.	When identifying performance obligations, whether it is necessary to assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract.
b.	Determining whether promised goods and services are separately identifiable (that is, distinct within the context of the contract)
c.	Determining whether shipping and handling activities are a promised service in a contract or are activities to fulfill an entity’s other promises in the contract.
2.	Licensing:
a.
Determining whether the nature of an entity’s promise in granting a license is to provide a right to access the entity’s intellectual property, which is satisfied over time and for which revenue is recognized over time, or to provide a right to use the entity’s intellectual property, which is satisfied at a point in time and for which revenue is recognized at a point in time.

b.	The scope and applicability of the guidance about when to recognize revenue for sales - based or usage - based royalties promised in exchange for a license of intellectual property
c.
Distinguishing contractual provisions that require an entity to transfer additional licenses (that is, rights to use or access intellectual property) to a customer from contractual provisions that define the
2
attributes of a promised license (for example, restrictions of time, geographical region, or use).

The amendments in this Update affect the guidance in Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers (Topic
606),
which is not yet effective. The effective date and transition requirements for the amendments in this update are the same as the effective date and transition requirements in Topic
606.
. The Company is currently evaluating the potential impact of the adoption of this standard.

Recent Accounting Pronouncements

In
February
2016,
the FASB issued Accounting Standards Update No.
2016
-
02,
  Leases. The new standard establishes a right - of - use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after
December
15,
2018,
including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. We are currently evaluating the impact of the pending adoption of the ASU on its consolidated financial statements.

In
February
2015,
the FASB issued Accounting Standards Update No.
2015
-
02
(ASU
2015
-
02),
Consolidation (Topic
810).
ASU
2015
-
02
changes the guidance with respect to the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. All legal entities are subject to reevaluation under the revised consolidation mode. ASU
2015
-
02
affects the following areas:
(1)
Limited partnerships and similar legal entities.
(2)
Evaluating fees paid to a decision maker or a service provider as a variable interest.
(3)
The effect of fee arrangements on the primary beneficiary determination.
(4)
The effect of related parties on the primary beneficiary determination.
(5)
Certain investment funds. ASU
2015
-
02
is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after
December
15,
2015.
Early adoption is permitted, including adoption in an interim period. If an entity early adopts the guidance in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may
apply the amendments in this guidance using a modified retrospective approach by recording a cumulative - effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may
apply the amendments retrospectively. The adoption of ASU
2015
-
02
is not expected to have any impact on the Company’s financial statement presentation or disclosures.

In
May
2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2014
-
09,
“Revenue from Contracts with Customers.”   ASU
2014
-
09
creates a new, principle - based revenue recognition framework that will affect all revenue - generating activities. In addition to superseding and replacing nearly all existing revenue recognition guidance under U.S. GAAP, including industry - specific guidance, the new standard:

?	changes the basis for deciding when revenue is recognized over time or at a point in time;

?	provides new guidance on specific aspects of revenue recognition; and

?	expands and improves disclosures about revenue.

Entities are required to apply the standard for annual periods beginning after
December

15,
2018,
and for interim periods therein.   The standard permits the use of either the retrospective method, where prior period results are reflected on a comparable basis, or cumulative effect method. Management is currently evaluating the effect of this pronouncement on its financial reporting.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

We consider all highly liquid investments with original maturities of three
months or less or money market funds from substantial financial institutions to be cash equivalents. We place substantially all of our cash and cash equivalents with one
financial institution. As of
December
31,
2015,
our cash deposits were greater than the Federal Deposit Insurance Corporation insurance limit of
$250,000
per owner. From time to time during the year we are exposed to credit loss for amounts in excess of insured limits in the event of non - performance by the institution, however, we do not anticipate non - performance.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Trade accounts receivable are recorded net of allowances for doubtful accounts. Estimates for allowances for doubtful accounts are determined based on payment history and individual customer circumstances. The allowance for doubtful accounts was
$3,818
at
December
31,
2014
and
$0
at
December
31,
2015.

Inventory, Policy [Policy Text Block]
Inventory

Inventories are stated at the lower of cost or net realizable value using the average cost method. Inventories consisted of:

	December 31, 2014	December 31, 2015
Raw materials	$18,816	$12,162
Finished goods	6,698	25,273
	$25,514	$37,435

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Other Assets

Other Assets consists of payments made to purchase patents related to our efforts in commercializing the ISAN system.

For each of the years ended
December
31,
2014
and
2015
we recorded amortization expense totaling
$10,920.

Long - lived and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not be recoverable. If the sum of the expected future undiscounted cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, then an impairment loss is recognized. The impairment loss is measured based on the fair value of the asset. Any resulting impairment is recorded as a reduction in the carrying value of the related asset in excess of fair value and a charge to operating results. For the years ended
December
31,
2014
and
2015,
management determined that there was no impairment of its long - lived assets.

Income Tax, Policy [Policy Text Block]
Income Taxes

The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of asset and liabilities. Deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

We account for uncertainties in income tax law under a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns as prescribed by generally accepted accounting principles (“GAAP”). Under GAAP, the tax effects of a position are recognized only if it is “more - likely - than - not” to be sustained by the taxing authority as of the reporting date. If the tax position is not considered “more - likely - than - not” to be sustained, then no benefits of the position are recognized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Management believes the carrying amounts of the Company's financial instruments as of
December
31,
2014
and
2015
approximate their respective fair values because of the short - term nature of these instruments. Such instruments consist of cash, accounts receivable, prepaid assets, accounts payable, convertible notes, and other assets and liabilities.